First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 91.4%
	Automotive – 3.9%
$2,300,000	Dana, Inc. (a)	4.50%	02/15/32	$1,925,357
1,745,000	Dornoch Debt Merger Sub, Inc. (a) (b)	6.63%	10/15/29	1,307,092
1,185,000	Energizer Holdings, Inc. (b)	4.38%	03/31/29	983,834
1,400,000	Ford Motor Co. (a)	4.35%	12/08/26	1,377,759
1,100,000	Ford Motor Credit Co., LLC	5.58%	03/18/24	1,110,197
1,000,000	Ford Motor Credit Co., LLC	4.95%	05/28/27	992,985
2,205,000	Ford Motor Credit Co., LLC (a)	4.13%	08/17/27	2,078,874
5,000,000	Ford Motor Credit Co., LLC (a)	5.11%	05/03/29	4,867,975
710,000	Goodyear Tire & Rubber (The) Co.	4.88%	03/15/27	676,683
2,805,000	Thor Industries, Inc. (a) (b)	4.00%	10/15/29	2,276,091
				17,596,847
	Basic Industry – 5.8%
435,000	Avient Corp. (b)	7.13%	08/01/30	448,957
645,000	Brundage-Bone Concrete Pumping Holdings, Inc. (a) (b)	6.00%	02/01/26	579,945
750,000	Camelot Return Merger Sub, Inc. (b)	8.75%	08/01/28	701,374
320,000	Carpenter Technology Corp.	6.38%	07/15/28	298,553
1,276,000	Carpenter Technology Corp.	7.63%	03/15/30	1,167,420
1,005,000	Compass Minerals International, Inc. (b)	4.88%	07/15/24	936,061
258,000	Compass Minerals International, Inc. (b)	6.75%	12/01/27	248,361
2,075,000	Cornerstone Building Brands, Inc. (b)	6.13%	01/15/29	1,395,396
2,540,000	Dycom Industries, Inc. (a) (b)	4.50%	04/15/29	2,333,384
1,150,000	Foundation Building Materials, Inc. (b)	6.00%	03/01/29	888,300
900,000	Great Lakes Dredge & Dock Corp. (b)	5.25%	06/01/29	804,272
1,970,000	Innophos Holdings, Inc. (b)	9.38%	02/15/28	1,822,348
2,445,000	JELD-WEN, Inc. (a) (b)	4.88%	12/15/27	2,019,469
1,820,000	LGI Homes, Inc. (a) (b)	4.00%	07/15/29	1,501,564
1,855,000	Meritage Homes Corp. (a)	6.00%	06/01/25	1,883,982
1,125,000	Novelis Corp. (b)	3.25%	11/15/26	1,048,674
885,000	Novelis Corp. (b)	3.88%	08/15/31	757,949
385,000	Olympus Water US Holding Corp. (b)	4.25%	10/01/28	326,533
1,145,000	Standard Industries, Inc./NJ (b)	4.38%	07/15/30	1,001,806
1,390,000	TopBuild Corp. (a) (b)	4.13%	02/15/32	1,224,854
3,765,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (a)	5.88%	06/15/24	3,806,980
770,000	Weekley Homes LLC/Weekley Finance Corp. (b)	4.88%	09/15/28	634,119
805,000	White Cap Parent LLC (b) (c)	8.25%	03/15/26	667,326
				26,497,627
	Capital Goods – 4.7%
1,065,000	Amsted Industries, Inc. (a) (b)	5.63%	07/01/27	1,032,496
1,589,000	Berry Global, Inc. (a) (b)	4.50%	02/15/26	1,531,145
936,000	Crown Americas LLC (b)	5.25%	04/01/30	935,041
1,470,000	EnerSys (a) (b)	4.38%	12/15/27	1,351,106
985,000	Graphic Packaging International LLC (a) (b)	3.75%	02/01/30	888,049
81,000	Howmet Aerospace, Inc.	6.88%	05/01/25	85,353
5,605,000	Howmet Aerospace, Inc. (a)	3.00%	01/15/29	5,023,706
984,000	Owens-Brockway Glass Container, Inc. (b)	6.63%	05/13/27	947,995
1,600,000	TK Elevator US Newco, Inc. (b)	5.25%	07/15/27	1,538,008
625,000	TransDigm, Inc. (b)	8.00%	12/15/25	648,422
1,085,000	TransDigm, Inc. (b)	6.25%	03/15/26	1,094,987
1,800,000	TransDigm, Inc.	6.38%	06/15/26	1,802,385
2,305,000	TransDigm, Inc. (a)	5.50%	11/15/27	2,186,027
2,515,000	TriMas Corp. (a) (b)	4.13%	04/15/29	2,232,943
				21,297,663

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Goods – 5.0%
$2,245,000	CD&R Smokey Buyer, Inc. (a) (b)	6.75%	07/15/25	$2,117,933
3,545,000	Darling Ingredients, Inc. (a) (b)	5.25%	04/15/27	3,554,943
665,000	Darling Ingredients, Inc. (b)	6.00%	06/15/30	691,500
2,120,000	Edgewell Personal Care Co. (a) (b)	5.50%	06/01/28	2,082,094
1,605,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a) (b)	5.00%	12/31/26	1,379,472
3,149,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a) (b)	7.00%	12/31/27	2,393,576
288,000	Lamb Weston Holdings, Inc. (b)	4.88%	05/15/28	280,832
1,585,000	Mattel, Inc. (a) (b)	5.88%	12/15/27	1,622,763
1,000,000	Performance Food Group, Inc. (b)	4.25%	08/01/29	886,400
625,000	Post Holdings, Inc. (a) (b)	5.75%	03/01/27	624,178
2,760,000	Post Holdings, Inc. (b)	4.63%	04/15/30	2,479,391
2,800,000	Primo Water Holdings, Inc. (a) (b)	4.38%	04/30/29	2,422,812
1,100,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed (b)	4.63%	03/01/29	1,006,753
740,000	Triton Water Holdings, Inc. (b)	6.25%	04/01/29	558,300
670,000	US Foods, Inc. (b)	4.63%	06/01/30	614,678
				22,715,625
	Energy – 16.7%
1,200,000	Aethon United BR L.P./Aethon United Finance Corp. (b)	8.25%	02/15/26	1,241,766
600,000	Apache Corp.	5.10%	09/01/40	535,011
1,560,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a) (b)	7.00%	11/01/26	1,515,727
970,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a) (b)	8.25%	12/31/28	927,973
2,624,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a) (b)	5.88%	06/30/29	2,308,621
640,000	Callon Petroleum Co.	6.38%	07/01/26	608,104
1,310,000	Callon Petroleum Co. (b)	7.50%	06/15/30	1,257,954
2,626,000	Centennial Resource Production LLC (a) (b)	6.88%	04/01/27	2,513,555
2,555,000	Cheniere Energy Partners L.P. (a)	4.50%	10/01/29	2,482,055
1,020,000	Cheniere Energy, Inc.	4.63%	10/15/28	994,449
1,100,000	CNX Midstream Partners L.P. (a) (b)	4.75%	04/15/30	950,048
2,080,000	CNX Resources Corp. (a) (b)	7.25%	03/14/27	2,099,500
822,000	CNX Resources Corp. (b)	6.00%	01/15/29	800,698
391,000	Continental Resources, Inc./OK	4.38%	01/15/28	377,483
1,025,000	CrownRock L.P./CrownRock Finance, Inc. (b)	5.00%	05/01/29	953,558
934,000	DCP Midstream Operating L.P.	5.13%	05/15/29	915,796
695,000	DCP Midstream Operating L.P.	3.25%	02/15/32	599,583
2,650,000	Delek Logistics Partners LP/Delek Logistics Finance Corp. (a) (b)	7.13%	06/01/28	2,413,265
2,335,000	EnLink Midstream LLC (a)	5.38%	06/01/29	2,220,854
1,825,000	EQM Midstream Partners L.P. (a) (b)	6.50%	07/01/27	1,833,450
1,700,000	EQM Midstream Partners L.P. (a)	5.50%	07/15/28	1,610,801
132,000	EQM Midstream Partners L.P. (b)	7.50%	06/01/30	136,037
3,620,000	EQM Midstream Partners L.P. (a) (b)	4.75%	01/15/31	3,279,086
791,000	Hess Midstream Operations L.P. (b)	5.63%	02/15/26	790,011
1,040,000	Hess Midstream Operations L.P. (b)	4.25%	02/15/30	928,106
1,845,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (a) (b)	5.75%	02/01/29	1,686,404
1,320,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (b)	6.00%	02/01/31	1,213,991
925,000	Holly Energy Partners L.P./Holly Energy Finance Corp. (b)	6.38%	04/15/27	913,396
1,575,000	Laredo Petroleum, Inc. (a)	9.50%	01/15/25	1,616,234
210,000	Laredo Petroleum, Inc.	10.13%	01/15/28	213,552
1,785,000	Laredo Petroleum, Inc. (a) (b)	7.75%	07/31/29	1,711,574
1,130,000	Nabors Industries, Inc. (b)	7.38%	05/15/27	1,120,553
4,280,000	Occidental Petroleum Corp. (a)	8.50%	07/15/27	4,897,133
3,070,000	Occidental Petroleum Corp. (a)	6.63%	09/01/30	3,409,603

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Energy (Continued)
$1,800,000	Occidental Petroleum Corp. (a)	6.13%	01/01/31	$1,936,941
655,000	PBF Holding Co., LLC/PBF Finance Corp.	7.25%	06/15/25	647,278
1,250,000	PBF Holding Co., LLC/PBF Finance Corp.	6.00%	02/15/28	1,136,644
725,000	Rockcliff Energy II LLC (b)	5.50%	10/15/29	701,369
1,913,000	SM Energy Co.	5.63%	06/01/25	1,884,343
1,470,000	SM Energy Co.	6.50%	07/15/28	1,451,140
1,100,000	Southwestern Energy Co. (d)	5.95%	01/23/25	1,114,795
730,000	Southwestern Energy Co.	8.38%	09/15/28	785,553
3,265,000	Southwestern Energy Co. (a)	5.38%	03/15/30	3,219,617
1,700,000	Southwestern Energy Co. (a)	4.75%	02/01/32	1,587,324
547,000	Sunoco L.P./Sunoco Finance Corp.	4.50%	05/15/29	494,619
920,000	Tap Rock Resources LLC (b)	7.00%	10/01/26	870,320
2,000,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	5.00%	01/15/28	1,967,180
1,720,000	Venture Global Calcasieu Pass LLC (a) (b)	3.88%	08/15/29	1,591,189
2,645,000	Venture Global Calcasieu Pass LLC (a) (b)	4.13%	08/15/31	2,444,165
905,000	Venture Global Calcasieu Pass LLC (a) (b)	3.88%	11/01/33	787,617
909,000	Western Midstream Operating L.P.	4.50%	03/01/28	881,303
1,251,000	Western Midstream Operating L.P. (d)	4.55%	02/01/30	1,166,213
				75,743,541
	Financial Services – 2.8%
700,000	Block, Inc.	3.50%	06/01/31	607,117
2,635,000	Fortress Transportation and Infrastructure Investors LLC (a) (b)	5.50%	05/01/28	2,381,408
2,100,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp. (a)	5.25%	05/15/27	2,026,500
1,395,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	1,368,355
1,010,000	Midcap Financial Issuer Trust (b)	6.50%	05/01/28	930,427
1,330,000	MSCI, Inc. (b)	3.88%	02/15/31	1,213,412
1,540,000	OneMain Finance Corp.	6.13%	03/15/24	1,521,012
610,000	OneMain Finance Corp.	3.50%	01/15/27	519,974
1,225,000	PennyMac Financial Services, Inc. (b)	5.38%	10/15/25	1,148,315
1,240,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)	3.63%	03/01/29	1,061,762
				12,778,282
	Healthcare – 9.1%
3,065,000	Avantor Funding, Inc. (a) (b)	3.88%	11/01/29	2,828,259
2,775,000	Carriage Services, Inc. (a) (b)	4.25%	05/15/29	2,417,913
1,365,000	Catalent Pharma Solutions, Inc. (a) (b)	3.50%	04/01/30	1,222,685
4,010,000	Centene Corp. (a)	4.63%	12/15/29	3,959,875
3,710,000	Centene Corp. (a)	3.00%	10/15/30	3,315,887
1,485,000	CHS/Community Health Systems, Inc. (b)	6.00%	01/15/29	1,299,724
1,305,000	CHS/Community Health Systems, Inc. (a) (b)	6.88%	04/15/29	727,812
2,250,000	CHS/Community Health Systems, Inc. (a) (b)	5.25%	05/15/30	1,896,030
575,000	Elanco Animal Health, Inc. (e)	6.40%	08/28/28	590,813
1,665,000	HealthEquity, Inc. (a) (b)	4.50%	10/01/29	1,552,762
1,900,000	IQVIA, Inc. (a) (b)	5.00%	10/15/26	1,895,955
2,779,000	Medline Borrower L.P. (a) (b)	3.88%	04/01/29	2,515,467
885,000	PRA Health Sciences, Inc. (b)	2.88%	07/15/26	839,595
1,325,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,280,606
990,000	Prestige Brands, Inc. (b)	3.75%	04/01/31	852,737
4,750,000	Service Corp International (a)	7.50%	04/01/27	5,078,605
615,000	Syneos Health, Inc. (b)	3.63%	01/15/29	551,200
1,730,000	Teleflex, Inc. (a) (b)	4.25%	06/01/28	1,633,355
5,775,000	Tenet Healthcare Corp. (a) (b)	6.13%	10/01/28	5,637,353
175,000	Tenet Healthcare Corp. (b)	4.38%	01/15/30	163,331

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$778,000	Tenet Healthcare Corp. (b)	6.13%	06/15/30	$786,978
				41,046,942
	Insurance – 0.4%
1,275,000	MGIC Investment Corp. (a)	5.25%	08/15/28	1,229,151
505,000	NMI Holdings, Inc. (b)	7.38%	06/01/25	512,676
				1,741,827
	Leisure – 4.8%
1,730,000	Affinity Gaming (a) (b)	6.88%	12/15/27	1,503,362
1,790,000	Boyd Gaming Corp. (a)	4.75%	12/01/27	1,724,504
1,290,000	Caesars Entertainment, Inc. (a) (b)	6.25%	07/01/25	1,288,368
1,055,000	Caesars Resort Collection LLC/CRC Finco, Inc. (a) (b)	5.75%	07/01/25	1,056,398
1,470,000	CDI Escrow Issuer, Inc. (b)	5.75%	04/01/30	1,442,393
1,200,000	Everi Holdings, Inc. (b)	5.00%	07/15/29	1,081,506
1,800,000	Hilton Domestic Operating Co., Inc. (a)	4.88%	01/15/30	1,752,444
1,725,000	Hilton Domestic Operating Co., Inc. (b)	4.00%	05/01/31	1,556,122
700,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (b)	5.88%	10/01/28	687,260
2,650,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (a) (b)	4.88%	05/15/29	2,443,326
524,000	Penn Entertainment, Inc. (b)	4.13%	07/01/29	436,733
765,000	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. (b)	6.63%	03/01/30	688,251
3,175,000	Scientific Games International, Inc. (a) (b)	7.00%	05/15/28	3,234,071
775,000	Station Casinos LLC (b)	4.50%	02/15/28	696,644
750,000	Station Casinos LLC (b)	4.63%	12/01/31	655,474
1,485,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)	5.13%	10/01/29	1,298,217
				21,545,073
	Media – 8.7%
1,235,000	Arches Buyer, Inc. (a) (b)	4.25%	06/01/28	1,059,093
2,300,000	Arches Buyer, Inc. (a) (b)	6.13%	12/01/28	1,891,670
1,850,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	5.50%	05/01/26	1,865,762
3,330,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	4.75%	03/01/30	3,034,945
3,500,000	CSC Holdings LLC (a)	5.25%	06/01/24	3,469,007
2,325,000	CSC Holdings LLC (a) (b)	5.50%	04/15/27	2,254,715
2,230,000	CSC Holdings LLC (a) (b)	4.63%	12/01/30	1,699,918
745,000	Diamond Sports Group LLC/Diamond Sports Finance Co. (b)	5.38%	08/15/26	164,831
2,655,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. (a) (b)	5.88%	08/15/27	2,485,040
900,000	DISH DBS Corp.	5.88%	11/15/24	830,617
2,090,000	DISH DBS Corp. (a) (b)	5.25%	12/01/26	1,811,769
2,853,000	DISH DBS Corp. (a)	7.38%	07/01/28	2,046,082
1,255,000	iHeartCommunications, Inc. (b)	5.25%	08/15/27	1,145,087
1,250,000	iHeartCommunications, Inc. (a) (b)	4.75%	01/15/28	1,125,000
2,185,000	Lamar Media Corp. (a)	4.00%	02/15/30	2,014,985
1,805,000	Magallanes, Inc. (b)	3.64%	03/15/25	1,769,625
1,565,000	Magallanes, Inc. (b)	3.76%	03/15/27	1,505,162
900,000	Match Group Holdings II LLC (b)	3.63%	10/01/31	770,072
945,000	News Corp. (b)	3.88%	05/15/29	873,785
1,480,000	News Corp. (b)	5.13%	02/15/32	1,415,206
920,000	Nexstar Media, Inc. (b)	5.63%	07/15/27	921,486
2,175,000	Sirius XM Radio, Inc. (b)	4.13%	07/01/30	1,960,001
410,000	TEGNA, Inc.	4.63%	03/15/28	401,447
655,000	TripAdvisor, Inc. (b)	7.00%	07/15/25	654,286

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$880,000	Univision Communications, Inc. (b)	4.50%	05/01/29	$793,074
1,490,000	WMG Acquisition Corp. (b)	3.75%	12/01/29	1,360,579
				39,323,244
	Real Estate – 3.1%
1,199,000	Iron Mountain, Inc. (a) (b)	4.88%	09/15/27	1,142,507
1,845,000	Iron Mountain, Inc. (a) (b)	5.25%	03/15/28	1,766,338
1,575,000	Iron Mountain, Inc. (a) (b)	5.25%	07/15/30	1,476,814
825,000	Iron Mountain, Inc. (b)	4.50%	02/15/31	725,790
890,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (b)	4.75%	06/15/29	760,968
905,000	Realogy Group LLC/Realogy Co-Issuer Corp. (b)	5.75%	01/15/29	743,039
1,500,000	SBA Communications Corp.	3.88%	02/15/27	1,432,950
1,840,000	SBA Communications Corp.	3.13%	02/01/29	1,612,622
1,934,000	Service Properties Trust (a)	7.50%	09/15/25	1,883,630
1,845,000	VICI Properties L.P./VICI Note Co., Inc. (b)	5.63%	05/01/24	1,848,146
925,000	XHR L.P. (b)	4.88%	06/01/29	835,525
				14,228,329
	Retail – 5.2%
3,490,000	Albertsons Cos, Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC (a) (b)	3.50%	03/15/29	3,063,644
2,150,000	Arko Corp. (a) (b)	5.13%	11/15/29	1,808,989
1,430,000	Asbury Automotive Group, Inc. (a)	4.50%	03/01/28	1,310,792
390,000	At Home Group, Inc. (b)	4.88%	07/15/28	307,135
817,000	Bath & Body Works, Inc. (b)	9.38%	07/01/25	854,992
3,400,000	Bath & Body Works, Inc. (a)	7.50%	06/15/29	3,378,784
555,000	Group 1 Automotive, Inc. (b)	4.00%	08/15/28	497,269
2,000,000	Hanesbrands, Inc. (a) (b)	4.63%	05/15/24	1,986,674
700,000	LCM Investments Holdings II LLC (b)	4.88%	05/01/29	599,709
620,000	Michaels Cos (The), Inc. (b)	7.88%	05/01/29	426,235
875,000	Nordstrom, Inc.	4.38%	04/01/30	735,432
2,795,000	Sonic Automotive, Inc. (a) (b)	4.63%	11/15/29	2,371,655
2,615,000	Victoria’s Secret & Co. (a) (b)	4.63%	07/15/29	2,161,428
1,135,000	Yum! Brands, Inc. (b)	4.75%	01/15/30	1,106,228
2,950,000	Yum! Brands, Inc. (a)	5.38%	04/01/32	2,919,644
				23,528,610
	Services – 10.5%
3,225,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a) (b)	6.63%	07/15/26	3,128,621
3,005,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a) (b)	9.75%	07/15/27	2,764,465
685,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)	6.00%	06/01/29	529,607
1,095,000	APX Group, Inc. (b)	6.75%	02/15/27	1,086,359
680,000	Aramark Services, Inc. (a) (b)	6.38%	05/01/25	684,243
1,075,000	Aramark Services, Inc. (b)	5.00%	02/01/28	1,052,758
390,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b)	5.38%	03/01/29	356,247
1,250,000	Brink’s (The) Co. (a) (b)	5.50%	07/15/25	1,257,956
625,000	Clarivate Science Holdings Corp. (b)	3.88%	07/01/28	570,169
1,520,000	Clean Harbors, Inc. (b)	4.88%	07/15/27	1,504,800
656,000	CoreLogic, Inc. (b)	4.50%	05/01/28	505,051
675,000	Covanta Holding Corp. (b)	4.88%	12/01/29	602,684
950,000	GYP Holdings III Corp. (a) (b)	4.63%	05/01/29	771,595
3,045,000	H&E Equipment Services, Inc. (a) (b)	3.88%	12/15/28	2,648,297

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Services (Continued)
$3,605,000	Herc Holdings, Inc. (a) (b)	5.50%	07/15/27	$3,618,717
750,000	Hertz (The) Corp. (b)	4.63%	12/01/26	668,771
1,450,000	Imola Merger Corp. (b)	4.75%	05/15/29	1,352,509
1,330,000	LBM Acquisition LLC (b)	6.25%	01/15/29	1,007,382
1,445,000	NESCO Holdings II, Inc. (a) (b)	5.50%	04/15/29	1,256,847
1,530,000	Nielsen Finance LLC/Nielsen Finance Co. (a) (b)	4.50%	07/15/29	1,439,876
805,000	Picasso Finance Sub, Inc. (a) (b)	6.13%	06/15/25	816,415
1,915,000	Prime Security Services Borrower LLC/Prime Finance, Inc. (a) (b)	3.38%	08/31/27	1,751,114
1,800,000	Sotheby’s (b)	7.38%	10/15/27	1,736,556
2,065,000	Sotheby’s/Bidfair Holdings, Inc. (b)	5.88%	06/01/29	1,793,727
3,000,000	Uber Technologies, Inc. (a) (b)	7.50%	05/15/25	3,049,838
790,000	Uber Technologies, Inc. (b)	6.25%	01/15/28	778,111
2,165,000	United Rentals North America, Inc. (a)	3.75%	01/15/32	1,905,709
3,065,000	WASH Multifamily Acquisition, Inc. (a) (b)	5.75%	04/15/26	3,047,407
2,500,000	Waste Pro USA, Inc. (a) (b)	5.50%	02/15/26	2,315,338
880,000	WESCO Distribution, Inc. (b)	7.13%	06/15/25	910,800
1,045,000	WESCO Distribution, Inc. (b)	7.25%	06/15/28	1,084,211
225,000	White Cap Buyer LLC (b)	6.88%	10/15/28	190,649
855,000	Williams Scotsman International, Inc. (b)	4.63%	08/15/28	802,819
640,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (b)	3.88%	02/01/29	575,520
				47,565,168
	Technology & Electronics – 4.2%
900,000	Boxer Parent Co., Inc. (b)	7.13%	10/02/25	883,422
1,760,000	Central Parent, Inc./CDK Global, Inc. (a) (b)	7.25%	06/15/29	1,791,064
2,380,000	CommScope, Inc. (a) (b)	6.00%	03/01/26	2,318,001
820,000	CommScope, Inc. (b)	8.25%	03/01/27	724,806
1,235,000	Dell International LLC/EMC Corp. (a)	8.35%	07/05/46	1,597,003
349,000	Endurance International Group Holdings, Inc. (b)	6.00%	02/15/29	255,916
1,900,000	Entegris, Inc. (a) (b)	4.38%	04/15/28	1,794,465
1,760,000	Fair Isaac Corp. (a) (b)	4.00%	06/15/28	1,645,904
1,740,000	Go Daddy Operating Co., LLC/GD Finance Co., Inc. (a) (b)	5.25%	12/01/27	1,694,561
1,759,000	NCR Corp. (b)	5.13%	04/15/29	1,692,633
585,000	Presidio Holdings, Inc. (b)	8.25%	02/01/28	552,767
580,000	PTC, Inc. (b)	3.63%	02/15/25	561,832
355,000	PTC, Inc. (b)	4.00%	02/15/28	337,305
690,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	681,447
350,000	Twilio, Inc.	3.63%	03/15/29	308,744
2,320,000	Viavi Solutions, Inc. (a) (b)	3.75%	10/01/29	2,047,129
				18,886,999
	Telecommunications – 3.0%
1,200,000	Cable One, Inc. (a) (b)	4.00%	11/15/30	1,068,312
655,000	Cogent Communications Group, Inc. (b)	3.50%	05/01/26	615,716
1,035,000	Cogent Communications Group, Inc. (b)	7.00%	06/15/27	1,040,136
2,325,000	Level 3 Financing, Inc. (a)	5.38%	05/01/25	2,331,022
1,765,000	Level 3 Financing, Inc. (b)	3.63%	01/15/29	1,478,858
900,000	Level 3 Financing, Inc. (a) (b)	3.75%	07/15/29	747,112
1,600,000	Lumen Technologies, Inc. (a) (b)	5.38%	06/15/29	1,339,856
1,187,000	Lumen Technologies, Inc., Series P (a)	7.60%	09/15/39	960,283
3,685,000	Sprint Corp. (a)	7.63%	03/01/26	4,048,286
				13,629,581
	Transportation – 1.7%
571,121	American Airlines 2013-2 Class A Pass Through Trust	4.95%	01/15/23	560,525

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Transportation (Continued)
$1,540,000	American Airlines, Inc. (b)	11.75%	07/15/25	$1,704,854
714,000	First Student Bidco, Inc./First Transit Parent, Inc. (b)	4.00%	07/31/29	626,442
674,794	JetBlue 2020-1 Class B Pass Through Trust	7.75%	11/15/28	703,415
2,685,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (a) (b)	6.50%	06/20/27	2,715,998
685,000	United Airlines, Inc. (b)	4.38%	04/15/26	655,655
895,000	United Airlines, Inc. (a) (b)	4.63%	04/15/29	825,723
39,767	US Airways 2000-3C Pass Through Trust (f) (g)	8.39%	09/01/23	39,767
				7,832,379
	Utility – 1.8%
655,000	Calpine Corp. (b)	3.75%	03/01/31	582,884
470,000	Clearway Energy Operating LLC (b)	3.75%	02/15/31	412,029
1,690,000	Clearway Energy Operating LLC (a) (b)	3.75%	01/15/32	1,440,609
1,355,000	FirstEnergy Corp. (e)	4.40%	07/15/27	1,330,014
2,515,000	PG&E Corp. (a)	5.00%	07/01/28	2,307,098
1,060,000	Vistra Operations Co. LLC (b)	5.63%	02/15/27	1,065,464
1,310,000	Vistra Operations Co. LLC (b)	4.38%	05/01/29	1,220,704
				8,358,802
	Total Corporate Bonds and Notes			414,316,539
	(Cost $444,079,757)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES – 19.5%
	Automotive – 0.6%
918,000	Clarios Global L.P. (USD) (b)	6.75%	05/15/25	926,283
607,000	Clarios Global L.P./Clarios US Finance Co. (USD) (b)	6.25%	05/15/26	613,404
1,099,000	Clarios Global L.P./Clarios US Finance Co. (USD) (b)	8.50%	05/15/27	1,114,034
				2,653,721
	Banking – 0.9%
1,685,000	Deutsche Bank AG/New York NY (USD) (a) (h)	3.73%	01/14/32	1,311,267
2,835,000	Deutsche Bank AG/New York NY (USD) (a) (h)	3.74%	01/07/33	2,152,082
500,000	Intesa Sanpaolo SpA (USD) (b)	5.02%	06/26/24	484,390
				3,947,739
	Basic Industry – 1.6%
1,350,000	Ahlstrom-Munksjo Holding 3 Oy (USD) (b)	4.88%	02/04/28	1,096,294
1,900,000	James Hardie International Finance DAC (USD) (a) (b)	5.00%	01/15/28	1,760,745
2,250,000	SPCM S.A. (USD) (a) (b)	3.38%	03/15/30	1,817,269
2,200,000	Stora Enso OYJ (USD) (a) (b)	7.25%	04/15/36	2,623,222
				7,297,530
	Capital Goods – 2.9%
464,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (USD) (b)	6.00%	06/15/27	477,943
1,815,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (USD) (b)	3.25%	09/01/28	1,687,587
1,385,000	Bombardier, Inc. (USD) (b)	7.13%	06/15/26	1,291,921
3,100,000	Bombardier, Inc. (USD) (a) (b)	7.88%	04/15/27	2,874,971
2,240,000	Canpack S.A./Canpack US LLC (USD) (a) (b)	3.13%	11/01/25	2,012,730

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Capital Goods (Continued)
450,000	Canpack S.A./Canpack US LLC (USD) (b)	3.88%	11/15/29	$371,682
1,880,000	Cascades, Inc./Cascades USA, Inc. (USD) (a) (b)	5.38%	01/15/28	1,694,157
875,000	OI European Group BV (USD) (b)	4.75%	02/15/30	734,978
2,380,000	Titan Acquisition Ltd./Titan Co-Borrower LLC (USD) (a) (b)	7.75%	04/15/26	2,136,205
				13,282,174
	Consumer Goods – 0.8%
434,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc. (USD) (b)	6.50%	04/15/29	441,950
1,000,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc. (USD) (b)	5.50%	01/15/30	974,608
2,500,000	Minerva Luxembourg S.A. (USD) (a) (b)	4.38%	03/18/31	2,066,163
				3,482,721
	Energy – 0.9%
2,065,000	MEG Energy Corp. (USD) (a) (b)	7.13%	02/01/27	2,134,880
2,250,000	Petroleos Mexicanos (USD) (a)	6.50%	03/13/27	2,037,431
				4,172,311
	Healthcare – 1.3%
1,300,000	Bausch Health Cos., Inc. (USD) (b)	5.00%	01/30/28	696,338
2,725,000	Bausch Health Cos., Inc. (USD) (b)	5.25%	02/15/31	1,404,642
3,850,000	Teva Pharmaceutical Finance Netherlands III B.V. (USD) (a)	7.13%	01/31/25	3,960,091
				6,061,071
	Leisure – 2.3%
725,000	Carnival Corp. (USD) (b)	5.75%	03/01/27	583,172
2,885,000	Carnival Corp. (USD) (a) (b)	6.00%	05/01/29	2,222,859
1,253,000	International Game Technology PLC (USD) (b)	5.25%	01/15/29	1,211,764
700,000	Melco Resorts Finance Ltd. (USD) (b)	5.75%	07/21/28	499,028
2,220,000	NCL Corp Ltd. (USD) (a) (b)	5.88%	02/15/27	2,045,741
1,915,000	Royal Caribbean Cruises Ltd. (USD) (a) (b)	4.25%	07/01/26	1,479,385
2,815,000	Royal Caribbean Cruises Ltd. (USD) (a) (b)	5.38%	07/15/27	2,167,451
				10,209,400
	Media – 0.4%
1,820,000	UPC Holding, B.V. (USD) (a) (b)	5.50%	01/15/28	1,664,754
	Retail – 0.6%
1,855,000	1011778 BC ULC/New Red Finance, Inc. (USD) (a) (b)	5.75%	04/15/25	1,880,534
1,000,000	1011778 BC ULC/New Red Finance, Inc. (USD) (b)	3.50%	02/15/29	912,365
				2,792,899
	Services – 2.7%
2,330,000	Garda World Security Corp. (USD) (a) (b)	4.63%	02/15/27	2,106,052
3,410,000	Garda World Security Corp. (USD) (a) (b)	9.50%	11/01/27	3,199,094
750,000	GFL Environmental, Inc. (USD) (b)	3.75%	08/01/25	728,828
1,765,000	GFL Environmental, Inc. (USD) (a) (b)	4.00%	08/01/28	1,594,837
655,000	GFL Environmental, Inc. (USD) (a) (b)	4.75%	06/15/29	598,529
4,125,000	Ritchie Bros. Auctioneers, Inc. (USD) (a) (b)	5.38%	01/15/25	4,140,386
				12,367,726
	Technology & Electronics – 0.6%
1,760,000	Open Text Corp. (USD) (a) (b)	3.88%	12/01/29	1,588,154

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Technology & Electronics (Continued)
570,000	Seagate HDD Cayman (USD)	4.13%	01/15/31	$495,928
725,000	Sensata Technologies BV (USD) (b)	4.00%	04/15/29	660,910
				2,744,992
	Telecommunications – 2.8%
1,180,000	Altice Financing S.A. (USD) (b)	5.00%	01/15/28	1,044,442
1,352,000	Altice France Holding S.A. (USD) (b)	6.00%	02/15/28	1,049,601
1,635,000	Altice France S.A./France (USD) (b)	5.13%	07/15/29	1,401,636
600,000	DKT Finance ApS (EUR) (i)	7.00%	06/17/23	579,009
1,116,000	DKT Finance ApS (USD) (b)	9.38%	06/17/23	1,071,081
1,350,000	Iliad Holding SAS (USD) (a) (b)	6.50%	10/15/26	1,297,586
1,340,000	Telecom Italia Capital S.A. (USD)	7.72%	06/04/38	1,115,785
1,300,000	Total Play Telecomunicaciones SA de CV (USD) (b)	6.38%	09/20/28	1,021,592
1,000,000	Vmed O2 UK Financing I PLC (GBP) (b)	4.50%	07/15/31	1,057,416
870,000	VZ Secured Financing BV (USD) (a) (b)	5.00%	01/15/32	777,175
2,700,000	Ziggo Bond Co. BV (USD) (a) (b)	5.13%	02/28/30	2,305,314
				12,720,637
	Transportation – 1.1%
850,000	Air Canada (USD) (a) (b)	3.88%	08/15/26	783,249
2,595,000	Air Canada 2020-1 Class C Pass Through Trust (USD) (b)	10.50%	07/15/26	2,768,859
1,645,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (USD) (a) (b)	5.50%	04/20/26	1,626,280
				5,178,388
	Total Foreign Corporate Bonds and Notes			88,576,063
	(Cost $99,514,517)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES – 8.6%
	Automotive – 1.2%
5,935,000	General Motors Financial Co., Inc., Series A (USD) (h)	5.75%	(j)	5,333,255
	Banking – 2.9%
2,940,000	Bank of America Corp., Series DD (USD) (h)	6.30%	(j)	3,066,927
3,000,000	Barclays Bank PLC, 3 Mo. EUR LIBOR + 0.71% (EUR) (i) (k)	0.43%	(j)	2,568,324
4,475,000	Citigroup, Inc., Series M (USD) (h)	6.30%	(j)	4,340,554
3,935,000	Citigroup, Inc., Series V (USD) (a) (h)	4.70%	(j)	3,452,963
				13,428,768
	Financial Services – 1.2%
3,175,000	American AgCredit Corp., Series QIB (USD) (a) (b) (h)	5.25%	(j)	2,917,031
3,210,000	Textron Financial Corp., 3 Mo. LIBOR + 1.74% (USD) (a) (b) (k)	3.15%	02/15/42	2,463,675
				5,380,706
	Insurance – 1.6%
5,400,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (USD) (a) (b) (k)	3.54%	02/12/47	4,394,329
3,500,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (USD) (a) (k)	3.80%	05/17/66	2,712,500
				7,106,829

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES (Continued)
	Utility – 1.7%
1,695,000	Edison International, Series B (USD) (a) (h)	5.00%	(j)	$1,429,984
6,595,000	Vistra Corp. (USD) (a) (b) (h)	8.00%	(j)	6,403,382
				7,833,366
	Total Capital Preferred Securities			39,082,924
	(Cost $43,256,308)
Principal Value	Description	Rate (l)	Stated Maturity (m)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 2.6%
	Capital Goods – 0.6%
$2,812,500	ADS Tactical, Inc., Initial Term Loan, 1 Mo. LIBOR + 5.75%, 1.00% Floor	7.91%	03/19/26	2,593,350
	Insurance – 0.2%
975,150	HUB International Ltd., Term Loan B3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	5.98%	04/25/25	952,605
	Retail – 0.2%
1,079,548	Michaels Cos (The), Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 0.75% Floor	6.50%	04/15/28	901,962
	Services – 1.5%
7,000,000	TruGreen L.P., Initial Term Loan (Second Lien), 1 Mo. LIBOR + 8.50%, 0.75% Floor	10.75%	11/02/28	6,580,000
	Technology & Electronics – 0.1%
600,000	Dcert Buyer, Inc., First Amendment Refinancing Loan (Second Lien), 1 Mo. LIBOR + 7.00%, 0.00% Floor	9.37%	02/16/29	562,002
	Total Senior Floating-Rate Loan Interests			11,589,919
	(Cost $12,223,535)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 0.5%
	Collateralized Mortgage Obligations – 0.0%
	Washington Mutual Alternative Mortgage Pass-Through Certificates
11,397	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (n)	25.93%	06/25/37	17,030
	Commercial Mortgage-Backed Securities – 0.5%
	Securitized Asset Backed Receivables LLC Trust
6,547,802	Series 2006-FR4, Class A2A, 1 Mo. LIBOR + 0.16% (k)	2.42%	08/25/36	2,393,483
	Total Mortgage-Backed Securities			2,410,513
	(Cost $5,056,132)

Shares	Description	Value
COMMON STOCKS – 0.1%
	Energy – 0.0%
7	Thunderbird Resources Equity, Inc. (f) (g) (o) (p)	66,254

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Utility – 0.1%
13,918	Vistra Corp.	$359,780
	Total Common Stocks	426,034
	(Cost $997,888)
RIGHTS – 0.0%
	Utility – 0.0%
13,918	Vistra Corp., no expiration date (o) (p)	18,441
	(Cost $22,917)

	Total Investments – 122.7%			556,420,433
	(Cost $605,151,054)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS SOLD SHORT – (11.8)%
$(30,000,000)	United States Treasury Note	1.38%	09/30/23	(29,462,109)
(24,000,000)	United States Treasury Note	2.88%	05/31/25	(24,012,656)
	Total U.S. Government Bonds Sold Short			(53,474,765)
	(Proceeds $52,553,860)
CORPORATE BONDS SOLD SHORT – (1.0)%
	Energy – (0.3)%
(1,600,000)	Halliburton Co.	2.92%	03/01/30	(1,469,713)
	Technology & Electronics – (0.7)%
(2,930,000)	Amkor Technology, Inc. (b)	6.63%	09/15/27	(2,915,971)
	Total Corporate Bonds Sold Short			(4,385,684)
	(Proceeds $4,479,457)
	Total Investments Sold Short – (12.8)%			(57,860,449)
	(Proceeds $57,033,317)

Outstanding Loan – (31.4)%	(142,406,027)
Net Other Assets and Liabilities – 21.5%	97,466,806
Net Assets – 100.0%	$453,620,763

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2022	Sale Value as of 7/31/2022	Unrealized Appreciation/ (Depreciation)
11/07/22	JPM	USD	3,171,248	EUR	3,083,000	$ 3,171,248	$ 3,174,137	$ (2,889)
11/07/22	JPM	USD	1,064,758	GBP	882,000	1,064,758	1,076,764	(12,006)
Net Unrealized Appreciation / (Depreciation)								$(14,895)

Counterparty Abbreviations
JPM	JPMorgan Chase

(a)	This security or a portion of this security is segregated as collateral for investments sold short and borrowings in the margin account.

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $378,927,842 of total investments and $(2,915,971) of total investments sold short, or 83.5% and (0.7)% of net assets, respectively.
(c)	These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 8.25% per annum and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2021 through July 31, 2022), this security paid all of its interest in cash.
(d)	Multi-Step Coupon Bond - Coupon steps up or down based upon ratings changes. The interest rate shown reflects the rate in effect at July 31, 2022.
(e)	Multi-Step Coupon Bond - Coupon steps up or down at a predetermined date. The interest rate shown reflects the rate in effect at July 31, 2022.
(f)	This security is fair valued by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (the “Advisor”), in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2022, securities noted as such are valued at $106,021 or 0.0% of net assets.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(h)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(j)	Perpetual maturity.
(k)	Floating or variable rate security.
(l)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate.
(m)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(n)	Inverse floating rate security.
(o)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(p)	Non-income producing security.

EUR	Euro
GBP	British Pound Sterling
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes:
Transportation	$ 7,832,379	$ —	$ 7,792,612	$ 39,767
Other industry categories*	406,484,160	—	406,484,160	—
Foreign Corporate Bonds and Notes*	88,576,063	—	88,576,063	—
Capital Preferred Securities*	39,082,924	—	39,082,924	—
Senior Floating-Rate Loan Interests*	11,589,919	—	11,589,919	—
Mortgage-Backed Securities	2,410,513	—	2,410,513	—
Common Stocks:
Energy	66,254	—	—	66,254
Utility	359,780	359,780	—	—
Rights*	18,441	—	18,441	—
Total Investments	$ 556,420,433	$ 359,780	$ 555,954,632	$ 106,021

LIABILITIES TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds Sold Short	$ (53,474,765)	$ —	$ (53,474,765)	$ —
Corporate Bonds Sold Short*	(4,385,684)	—	(4,385,684)	—
Total Investments	(57,860,449)	—	(57,860,449)	—
Forward Foreign Currency Contracts	(14,895)	—	(14,895)	—
Total	$ (57,875,344)	$—	$ (57,875,344)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable and non-quantitative inputs.